Significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
License of copyright
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	2 years
Minimum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	2 years
Maximum | Purchased software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	3 years